Software Agreement - Additional Information (Detail) (USD $)		6 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2014 Minimum [Member]	Jul. 01, 2014 Subsequent Event	Jul. 01, 2015 Subsequent Event	Jun. 30, 2014 January one Subsequent Event	Jun. 30, 2014 July one Subsequent Event
Software Agreement [Line Items]
Agreement One Time Fee				$ 200,000
Semi Annual Fee				350,000		800,000	800,000
Semi Annual Fee One					500,000
Semi Annual Fee Two					650,000
Agreement Renewal Cost		1,100,000	800,000
Semi Annual Net Revenue Amount	$ 15,000,000
Semi Annual Rate					20.00%